Trade and other receivables - Net (impairment losses) reversals (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net (impairments) reversals of trade and other receivables
New or increased provisions	€ (419)	€ (550)	€ (343)
Net credit losses	(81)	(66)	(36)
Reversals	547	337	153
Net (impairments) reversals of trade and other receivables	€ 47	€ (279)	€ (226)